CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 720
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	158
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	417
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	145
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	436
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	111
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	275
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	50
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	284
Environmental Bonds [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	47
Environmental Bonds [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	142
Environmental Bonds [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	95
Environmental Bonds [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0